Income Taxes (Details) - Schedule of amount of the income tax included in the income tax expense - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Amount Of The Income Tax Included In The Income Tax Expense Abstract
Net loss before income taxes	$ (13,541,416)	$ (1,258,290)
Statutory income tax rate	12.20%	12.20%
Income tax recovery at statutory income tax rate	$ (1,652,053)	$ (153,511)
Non-deductible expenses	659	138,319
Stock-based compensation	172,566
Change in the fair value of option liability	392,143
Difference in current and deferred income tax rates	(789,824)
Difference in Canadian and Foreign income tax rates	(440,371)
Business combination	338,484
Other	(71,855)	(929)
Change in valuation allowance	1,922,367	14,517
Income tax expenses	(127,884)	(1,604)
Current tax (expense) recovery	575	(1,604)
Deferred tax recovery	(128,459)
Deferred Tax Assets (Liabilities)
Other	(8,969)	22,249
Non-capital losses	1,986,440	32,855
Valuation allowance	(1,977,471)	(55,104)
Deferred Tax Assets (Liabilities)